INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Schedule of income tax expenses
Schedule of income tax expenses
For the years ended December 31,	2023	2022	2021
Loss before income taxes	$48,820	$125,036	$1,044,863
Statutory income tax rate	27%	27.00%	27.00%
Expected income tax benefit	(13,181)	(33,760)	(282,113)
Items not deductible for income tax purposes	—	—	250,350
Tax effect of flow-through shares	13,500	—	—
Underprovided in prior years	(112,126)	(36,896)	(85,905)
Unrecognized benefit of deferred tax assets	111,807	70,656	117,667
Income tax expense	$—	$—	$—

Schedule of unrecognized deductible temporary differences and unused tax losses
Schedule of unrecognized deductible temporary differences and unused tax losses
For the years ended December 31,	2023	2022
Excess of unused exploration expenditures over carrying value of mineral property interests	$2,646,167	$2,656,168
Excess of undepreciated capital cost over carrying value of fixed assets	698,593	698,593
Non-refundable mining investment tax credits	247	247
Non-capital losses carried forward	4,646,655	4,597,836
Capital losses carried forward	1,368,931	993,649
Unrecognized deductible temporary differences	$9,360,593	$8,946,493